Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.9%
	BASIC MATERIALS — 4.2%
8,142	Hawkins, Inc.	$308,419
5,670	Innospec, Inc.	530,712
5,549	Minerals Technologies, Inc.	436,373
9,334	Schweitzer-Mauduit International, Inc.	357,212
3,957	Stepan Co.	465,185
		2,097,901
	COMMUNICATIONS — 0.5%
36,927	Ribbon Communications, Inc.*,1	241,133
	CONSUMER, CYCLICAL — 12.8%
8,030	Avient Corp.	418,283
11,282	Clarus Corp.	305,629
10,881	Dana, Inc.[1]	253,092
35,874	Forestar Group, Inc.*	745,821
11,529	Global Industrial Co.	443,751
6,059	GMS, Inc.*	299,375
9,960	International Game Technology PLC*,2	214,041
3,951	Johnson Outdoors, Inc. - Class A	453,535
9,549	Lifetime Brands, Inc.	175,224
9,703	Marine Products Corp.	137,589
18,288	Resideo Technologies, Inc.*	589,605
9,580	REV Group, Inc.	155,771
19,693	Rush Enterprises, Inc. - Class A	868,461
5,090	ScanSource, Inc.*	181,102
4,318	Skyline Champion Corp.*,1	270,825
29,513	Superior Group of Cos., Inc.	703,590
10,216	Tilly's, Inc. - Class A	159,063
		6,374,757
	CONSUMER, NON-CYCLICAL — 18.5%
7,454	AMN Healthcare Services, Inc.*	846,178
49,713	AppHarvest, Inc.*,1	417,589
118,469	Axcella Health, Inc.*,1	432,412
26,002	CBIZ, Inc.*	886,928
3,758	Central Garden & Pet Co.*	173,056
3,699	CRA International, Inc.[1]	343,970
12,739	Darling Ingredients, Inc.*	949,055
19,788	Evo Payments, Inc. - Class A*	503,407

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
4,533	Herc Holdings, Inc.*	$595,863
5,704	Integer Holdings Corp.*	563,498
3,829	Korn Ferry	270,672
36,513	MeiraGTx Holdings PLC*,2	456,778
35,802	Option Care Health, Inc.*	957,703
44,880	Organogenesis Holdings, Inc.*	765,653
36,989	scPharmaceuticals, Inc.*,1	231,921
6,320	Transcat, Inc.*	428,243
4,333	TriNet Group, Inc.*	398,983
		9,221,909
	ENERGY — 2.5%
113,214	Berry Corp.	679,284
44,823	Oceaneering International, Inc.*	551,323
		1,230,607
	FINANCIAL — 26.9%
21,811	Amerant Bancorp, Inc.*,1	579,518
21,007	AssetMark Financial Holdings, Inc.*	564,458
38,732	Byline Bancorp, Inc.[1]	952,807
11,497	Cohen & Steers, Inc.	1,008,402
18,367	Community Trust Bancorp, Inc.	765,169
21,291	ConnectOne Bancorp, Inc.[1]	609,135
9,864	CorePoint Lodging, Inc. - REIT*	142,633
33,950	Donegal Group, Inc. - Class A	511,287
17,384	First Financial Corp.	702,835
5,197	Guaranty Bancshares, Inc.	178,361
14,784	Hanmi Financial Corp.	285,036
19,228	Horizon Bancorp, Inc.	343,220
24,955	Oportun Financial Corp.*	630,114
10,260	Origin Bancorp, Inc.	422,199
7,934	Peapack-Gladstone Financial Corp.	264,282
2,853	Piper Sandler Cos.	407,751
19,958	Premier Financial Corp.	606,723
8,479	QCR Holdings, Inc.	440,484
14,180	RBB Bancorp[1]	364,993
10,244	Republic Bancorp, Inc. - Class A	513,532
16,400	RMR Group, Inc. - Class A	759,976

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
10,003	Sierra Bancorp	$254,276
14,634	StepStone Group, Inc. - Class A	700,530
24,794	Towne Bank/Portsmouth VA1	755,473
17,327	TPG RE Finance Trust, Inc. - REIT	218,320
1,307	Virtus Investment Partners, Inc.	408,699
		13,390,213
	INDUSTRIAL — 25.8%
7,859	Advanced Drainage Systems, Inc.	897,105
14,690	Allied Motion Technologies, Inc.	507,686
5,810	Applied Industrial Technologies, Inc.	515,986
5,065	AZZ, Inc.	271,231
7,437	Barnes Group, Inc.	354,522
23,590	Cactus, Inc. - Class A	884,861
49,753	Costamare, Inc.[2]	715,448
7,254	EnPro Industries, Inc.	620,289
6,009	Fabrinet*,2	619,047
11,380	Franklin Electric Co., Inc.	967,072
19,436	Gorman-Rupp Co.	681,620
12,678	Griffon Corp.	306,808
2,670	Helios Technologies, Inc.	217,925
7,675	Hillenbrand, Inc.	356,273
2,486	Materion Corp.	181,553
9,061	Moog, Inc. - Class A	719,806
17,503	Mueller Industries, Inc.	780,809
15,082	Myers Industries, Inc.	343,870
3,840	MYR Group, Inc.*	399,398
8,736	PAM Transportation Services, Inc.*	305,498
9,109	SPX FLOW, Inc.[1]	733,548
2,461	Standex International Corp.	244,230
8,332	UFP Industries, Inc.	625,567
8,643	UFP Technologies, Inc.*	604,924
		12,855,076
	TECHNOLOGY — 7.2%
32,399	Amkor Technology, Inc.	890,000
10,035	Apollo Medical Holdings, Inc.*	761,757
3,614	Diodes, Inc.*	349,944

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
51,275	PlayAGS, Inc.*	$419,942
16,965	Sapiens International Corp. N.V.[2]	484,181
22,710	SecureWorks Corp. - Class A*	464,647
5,545	Tenable Holdings, Inc.*	246,032
		3,616,503
	UTILITIES — 0.5%
3,382	MGE Energy, Inc.	272,386
	TOTAL COMMON STOCKS
	(Cost $41,995,014)	49,300,485
	SHORT-TERM INVESTMENTS — 4.0%

Units
COLLATERAL FOR SECURITIES LOANED — 3.5%
1,741,506	Securities Lending Fund II, LLC [3]	1,741,506

Principal Amount
	OTHER SHORT-TERM INVESTMENTS — 0.5%
$229,069	UMB Money Market Fiduciary, 0.01% [4]	229,069
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,970,575)	1,970,575
	TOTAL INVESTMENTS — 102.9%
	(Cost $43,965,589)	51,271,060
	Liabilities in Excess of Other Assets — (2.9)%	(1,445,512)
	TOTAL NET ASSETS — 100.0%	$49,825,548

PLC	— Public Limited Company
REIT	— Real Estate Investment Trusts

*	Non-income producing security.
[1]	All or a portion of shares are on loan. Total loaned securities had a fair value of $1,669,478 at August 31, 2021.
[2]	Foreign security is denominated in U.S. Dollars.
[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.
[4]	The rate is the annualized seven-day yield at period end.